Loans (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Economic Injury Disaster Loan

	June 30, 2021	December 31, 2020
SBA Loan	$512,430	$396,860
Bank Loan	1,495,337	–
Total	2,007,767	396,860
Less: current portion	(271,085)	(194,125)
Long term portion	$1,736,682	$202,735